SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Accounts Receivable, Net, Current, Total	$ 5,369,000		$ 3,541,000	$ 3,428,000
Allowance for Doubtful Accounts Receivable			39,000	25,000
Accrued Fees and Other Revenue Receivable			174,000	699,000
Probability Of Tax Benefit Percentage			50.00%
Inventory Write-down			5,000
Gain Loss On Reduction Of Contingent Obligations	$ 600,000	$ 5,100,000	$ 5,122,000	$ 6,300,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life			4 years
Property, Plant and Equipment, Estimated Useful Lives			3
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life			5 years
Property, Plant and Equipment, Estimated Useful Lives			7